ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VIE arrangements
Revenues	$ 32,219	$ 18,106	$ 15,085
Haitaoche Shareholders | KaixinAutoHoldingsMember
VIE arrangements
Ownership interest held		51.00%
Percentage of legal ownership by Renren Inc		51.00%
Variable Interest Entity [Member]
VIE arrangements
Term of agreement	10 years
Service fees	$ 0	$ 0
Revenues	$ 367	$ 433		$ 6,581
Variable Interest Entity [Member] | Power of Attorney [Member]
VIE arrangements
Term of agreement	10 years
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements
Term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Exclusive Technical and Consulting Services Agreement [Member]
VIE arrangements
Term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Intellectual Property License Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement	30 days